Basis of consolidation	12 Months Ended
Dec. 31, 2023
Basis of consolidation
Basis of consolidation

4 Basis of consolidation

The basis of consolidation includes the entities over which Centogene N.V. has control within the meaning of IFRS 10 Consolidated Financial Statements. According to IFRS 10, Centogene N.V. has control of an investee when it has direct or indirect power over the investee, exposure, or rights to variable returns from its involvement with the investee and the ability to use its power over the investee to affect those returns. Control is established when it is possible to influence operating and financial policies of the investee, typically with a share in the voting rights or shareholding of more than 50% in the investee. An entity is included in the Group’s basis of consolidation from the point in time when the Group obtains control of the entity and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full upon consolidation.

If the Group loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss.

As of March 31, 2022, operations at all COVID-19 testing sites ceased and the Group abandoned the COVID-19 business line. Consequently, the Group is reporting its COVID-19 segment as a discontinued operation (Note 9). With the decision to cease COVID-19 operations as of March 31, 2022, Centogene terminated its cooperation agreement with Dr. Bauer GmbH with a separation agreement effective as of April 2, 2022 and signed on August 23, 2022 (the “Separation Agreement”). With the COVID-19 business being discontinued and the collaboration agreement being terminated, Centogene’s control over Dr. Bauer GmbH ceased; Centogene no longer meets the criteria of the control model under IFRS 10 as it no longer has exposure to variable returns and the ability to use power to affect returns through COVID-19 operations. Therefore, Centogene deconsolidated Dr. Bauer GmbH from its consolidated financial statements as of April 2, 2022 (“Deconsolidation Date”). The impact of the deconsolidation on the loss for the period and on the statement of cash flows is disclosed under Note 9 – Discontinued operations. The impact of the deconsolidation on the statement of financial position is disclosed under Note 27 – Related parties.

On June 26, 2023, as mentioned in Note 1, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia. Management has analyzed the terms included in the contract analyzing the control over the JV under IFRS 10 (Note 6.2).